Business Organization, Nature of Operations and Basis of Presentation - Additional Information (Detail) - shares			1 Months Ended
	Jul. 07, 2015	Jul. 07, 2015	Apr. 15, 2013	Jun. 30, 2015	Jan. 01, 2015	Dec. 31, 2014	Dec. 19, 2014	Dec. 31, 2013
Business Organization and Nature Of Operations [Line Items]
Reverse stock split ratio			the Company implemented a 1-for-50 reverse split
Stockholders equity note, changes in capital structure, retroactive impact			1,500,000,000 to 100,000,000
Changes in capital structure retroactive impact shares			1,500,000,000
Common stock, authorized			100,000,000	30,000,000	200,000,000	30,000,000		30,000,000
Subsequent Event [Member]
Business Organization and Nature Of Operations [Line Items]
Reverse stock split ratio		the Company implemented a 1-for-20 reverse split
Changes in capital structure retroactive impact shares	200,000,000	200,000,000
Common stock, authorized	30,000,000	30,000,000			200,000,000		100,000,000